Property, plant and equipment	6 Months Ended
Jul. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

7. Property, plant and equipment

	31 July 2021 US $000’s	31 January 2021 US $000’s

Leasehold improvements
At cost	4	6,155
Accumulated depreciation	-	(5,654)
	4	501

Plant, furniture, fittings and motor vehicles
At cost	23	18,334
Accumulated depreciation	(1)	(16,704)
	22	1,630

	26	2,131

(a) Movements in carrying amounts of property, plant and equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements US $000’s	Plant, furniture, fittings and motor vehicles US $000’s	Total US $000’s

For the 6 months ended 31 July 2021
Balance at the beginning of the period	501	1,630	2,131
Additions	4	51	55
Depreciation expense - continuing operations		(1)	(1)
Depreciation expense - discontinued operations	(50)	(120)	(170)
Reduction due to discontinued operations	(457)	(1,559)	(2,016)
Impairment	-	-	-
Foreign exchange movements	6	21	27
Closing value at 31 July 2021	4	22	26

	Leasehold improvements US $000’s	Plant, furniture, fittings and motor vehicles US $000’s	Total US $000’s

For the 6 months ended 31 January 2021
Balance at the beginning of the period	563	819	1,382
Additions	-	902	902
Disposals	-	(2)	(2)
Depreciation expense	(96)	(184)	(280)
Impairment	-	-	-
Foreign exchange movements	34	95	129
Closing value at 31 January 2021	501	1,630	2,131

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021